Note 4 - Personnel Expenses, Including Share-based Compensation - Summary of Movements in Number of RSUs and Options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at period start, options	40,000	40,000
Outstanding at beginning of period, options, weighted average grant date fair value (in dollars per share) | $ / shares	$ 5.62	$ 5.62
Regular awards granted, options	0
Regular awards granted options, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Outstanding at period end, options	40,000	40,000
Outstanding at period end, options, weighted average grant date fair value (in dollars per share) | $ / shares	$ 5.62	$ 5.62
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at period start, RSUs	1,417,254	1,918,473
Outstanding at beginning of period, RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 9.54	$ 8.67
Regular awards granted, RSUs	1,944,950	390,000
Regular awards granted RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 19.51	$ 12.58
Dividend adjustment awards granted (in shares)	112,262	89,946
Forfeited, RSUs	(118,959)	(19,295)
Forfeited RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 18.26	$ 8.84
Exercised, RSUs	(1,167,902)	(961,870)
Exercised RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 10.49	$ 8.16
Outstanding at period end, RSUs	2,187,605	1,417,254
Outstanding at period end RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 16.94	$ 9.54
Kunlun Tech RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at period start, RSUs	5,704,324	6,292,500
Outstanding at beginning of period, RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.23	$ 1.86
Regular awards granted, RSUs	4,152,421	1,610,824
Regular awards granted RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.96	$ 3.22
Forfeited, RSUs	(1,672,740)
Forfeited RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.03
Exercised, RSUs	(1,241,575)	(2,199,000)
Exercised RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.13	$ 1.72
Outstanding at period end, RSUs	6,942,430	5,704,324
Outstanding at period end RSUs, weighted average grant date fair value (in dollars per share) | $ / shares	$ 2.22	$ 2.23